Income Taxes - Combined Effects of Income Tax Exemption and Other Preferential Tax Treatment (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Effect of preferential tax treatment	¥ (3,323)	¥ (3,346)	¥ (7,139)
Basic net (loss)/income per share effect	¥ (0.01)	¥ (0.01)	¥ (0.01)